Related-party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Sales to INX and its affiliates	$ 86,555	$ 251,974	$ 258,156
Display driver for large-size applications [Member]
Related Party Transaction [Line Items]
Sales to INX and its affiliates	54,813	190,963	210,137
Display driver for consumer electronics applications [Member]
Related Party Transaction [Line Items]
Sales to INX and its affiliates	24,965	40,582	29,316
Display driver for mobile handsets [Member]
Related Party Transaction [Line Items]
Sales to INX and its affiliates	1,863	14,748	14,454
Others [Member]
Related Party Transaction [Line Items]
Sales to INX and its affiliates	$ 4,914	$ 5,681	$ 4,249